Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–22.59%(a)
Belgium–0.41%
Solvay Finance S.A., 5.87%(b)(c)(d)	EUR	100,000	$134,512
France–1.28%
Burger King France S.A.S, 5.25% (3 mo. EURIBOR + 5.25%), 05/01/2023(b)(e)	EUR	100,000	119,014
Electricite de France S.A., 5.88%(b)(c)(d)	GBP	100,000	159,802
La Financiere Atalian S.A.S.U., 6.63%, 05/15/2025(b)	GBP	100,000	139,130
			417,946
Germany–0.47%
Volkswagen International Finance N.V., 3.38%, 11/16/2026(b)	GBP	100,000	154,739
Italy–0.58%
Italy Buoni Poliennali Del Tesoro, 1.45%, 03/01/2036(b)	EUR	60,000	75,429
Pro-Gest S.p.A., 3.25%, 12/15/2024(b)	EUR	100,000	114,473
			189,902
Luxembourg–0.37%
Cidron Aida Finco S.a.r.l, 5.00%, 04/01/2028(b)	EUR	100,000	119,752
Helix Holdco S.A., 10.00%, 04/19/2026	EUR	15,898	1,362
			121,114
Mexico–10.79%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	28,900,000	1,541,309
Series M 20, 7.50%, 06/03/2027	MXN	500,000	26,158
Series M 20, 8.50%, 05/31/2029	MXN	33,990,000	1,881,664
Petroleos Mexicanos, 8.25%, 06/02/2022(b)	GBP	50,000	73,041
			3,522,172
Portugal–0.13%
Portugal Obrigacoes do Tesouro OT, 2.88%, 10/15/2025(b)	EUR	30,000	40,787
Russia–0.09%
Russian Federal Bond - OFZ, Series 6225, 7.25%, 05/10/2034	RUB	2,000,000	28,205
	Principal Amount		Value
South Africa–4.05%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	10,550,000	$685,709
Series 2032, 8.25%, 03/31/2032	ZAR	9,595,000	598,418
Series 2048, 8.75%, 02/28/2048	ZAR	650,000	37,362
			1,321,489
Spain–1.05%
Banco de Sabadell S.A., 5.63%, 05/06/2026(b)	EUR	100,000	138,735
Codere Finance 2 (Luxembourg) S.A.,
10.75%, 09/30/2023(b)	EUR	15,000	18,906
10.75%, 09/30/2023(b)	EUR	9,000	11,511
10.75%, 09/30/2023(b)	EUR	10,000	12,697
6.25% PIK Rate, 4.5% Cash Rate, 11/01/2023(b)(f)	EUR	103,125	88,480
Spain Government Bond, 1.95%, 04/30/2026(b)	EUR	55,000	72,579
			342,908
United Kingdom–3.37%
Barclays PLC, 7.88%(b)(c)(d)	GBP	200,000	297,330
Modulaire Global Finance PLC, 6.50%, 02/15/2023(b)	EUR	100,000	121,395
Nationwide Building Society, Series CCDS, 10.25%(b)(d)	GBP	38,000	100,226
Next Group PLC, 3.63%, 05/18/2028(b)	GBP	100,000	154,362
Rl Finance Bonds No. 3 PLC, 6.13%, 11/13/2028(b)	GBP	100,000	173,169
Tesco Property Finance 2 PLC, 6.05%, 10/13/2039(b)	GBP	39,990	75,112
United Kingdom Gilt Inflation-Linked, 0.13%, 03/22/2026(b)	GBP	23,379	37,864
Wheel Bidco Ltd., 6.75%, 07/15/2026(b)	GBP	100,000	139,528
			1,098,986
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,057,777)			7,372,760
	Shares
Common Stocks & Other Equity Interests–19.83%
Australia–0.83%
Alumina Ltd.		37,281	45,885
AMP Ltd.		21,329	16,312
BHP Group PLC		762	24,747
Glencore PLC(g)		9,370	42,120
Newcrest Mining Ltd.		1,813	35,343
Origin Energy Ltd.		6,324	19,152
QBE Insurance Group Ltd.		4,923	39,568
Woodside Petroleum Ltd.		2,032	32,705
Worley Ltd.		2,009	16,501
			272,333
Austria–0.02%
Wienerberger AG		188	7,683

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Belgium–0.08%
Etablissements Franz Colruyt N.V.	157	$8,924
Proximus SADP	440	9,040
Telenet Group Holding N.V.	175	6,563
		24,527
Brazil–0.08%
Itau Unibanco Holding S.A., Preference Shares	500	2,909
Yara International ASA	465	24,489
		27,398
Canada–0.19%
Agnico Eagle Mines Ltd.	122	7,891
Alimentation Couche-Tard, Inc., Class B	35	1,411
Barrick Gold Corp.	1,339	29,150
Barrick Gold Corp.	206	4,485
Dollarama, Inc.	205	9,653
Wheaton Precious Metals Corp.	202	9,322
		61,912
China–2.06%
Alibaba Group Holding Ltd.(g)	4,180	102,144
Alibaba Group Holding Ltd., ADR(g)	166	32,402
Autohome, Inc., ADR	777	35,198
BeiGene Ltd., ADR(g)	44	13,930
China Mobile Ltd.	2,500	15,403
China Overseas Land & Investment Ltd.	18,000	37,802
COSCO SHIPPING Ports Ltd.	14,000	9,994
Dongfeng Motor Group Co. Ltd., H Shares	26,000	23,151
Gree Electric Appliances, Inc. of Zhuhai, A Shares	2,200	16,199
JD.com, Inc., ADR(g)	558	39,551
Ming Yang Smart Energy Group Ltd., A Shares	13,356	44,678
NetEase, Inc., ADR	615	62,859
Ping An Insurance (Group) Co. of China Ltd., H Shares	5,500	48,277
Suofeiya Home Collection Co. Ltd., A Shares	4,800	14,213
Tencent Holdings Ltd.	200	12,342
Tencent Holdings Ltd., ADR	1,459	89,291
Tencent Music Entertainment Group, ADR(g)	1,186	12,536
Tingyi Cayman Islands Holding Corp.	18,000	32,538
Wuxi Biologics Cayman, Inc.(b)(g)	1,500	22,899
Youdao, Inc., ADR(g)	593	5,230
		670,637
Denmark–0.30%
AP Moller - Maersk A/S, Class B	4	11,102
Carlsberg A/S, Class B	93	17,211
GN Store Nord A/S	65	5,697
Novo Nordisk A/S, Class B	395	36,588
Royal Unibrew A/S	70	9,493
Vestas Wind Systems A/S	501	18,473
		98,564
Finland–0.30%
Elisa OYJ	129	8,292
Fortum OYJ	404	11,152
Kesko OYJ, Class B	313	13,420
Nordea Bank Abp	488	5,710
Orion OYJ, Class B	216	9,195
Shares		Value
Finland–(continued)
Stora Enso OYJ, Class R	858	$16,972
UPM-Kymmene OYJ	629	25,719
Valmet OYJ	204	8,505
		98,965
France–1.25%
Atos SE	142	6,795
AXA S.A.	671	17,369
BNP Paribas S.A.	242	14,723
Bureau Veritas S.A.	275	9,077
Capgemini SE	105	22,715
Carrefour S.A.	1,030	19,145
Cie de Saint-Gobain	430	30,762
Electricite de France S.A.	1,389	10,761
ENGIE S.A.	859	11,463
Hermes International	19	29,073
L’Oreal S.A.	27	12,368
Orange S.A.	758	8,447
Publicis Groupe S.A.	418	26,382
Sanofi	547	56,367
Sartorius Stedim Biotech	21	11,984
Sopra Steria Group SACA	24	4,770
Teleperformance	17	7,173
TotalEnergies SE	1,969	85,859
Veolia Environnement S.A.	385	12,650
Verallia S.A.(b)	291	10,787
		408,670
Germany–0.71%
BASF SE	112	8,800
Brenntag SE	105	10,487
Covestro AG(b)	143	9,202
Daimler AG	272	24,299
Deutsche Post AG	516	34,946
Deutsche Telekom AG	1,005	20,880
Freenet AG	272	6,519
HeidelbergCement AG	132	11,713
HelloFresh SE(g)	59	5,534
Henkel AG & Co. KGaA, Preference Shares	79	8,010
Infineon Technologies AG	666	25,394
Merck KGaA	105	21,512
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	58	15,686
Siemens Energy AG(g)	144	3,920
TAG Immobilien AG	77	2,556
Telefonica Deutschland Holding AG	1,703	4,596
Volkswagen AG, Preference Shares	19	4,636
Zalando SE(b)(g)	104	11,568
		230,258
Hong Kong–0.43%
AIA Group Ltd.	3,200	38,385
CK Asset Holdings Ltd.	6,500	44,323
CK Hutchison Holdings Ltd.	5,000	36,567
Pacific Basin Shipping Ltd.(g)	45,000	20,089
		139,364
India–0.58%
Housing Development Finance Corp. Ltd.	1,317	43,396
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
India–(continued)
ICICI Bank Ltd., ADR	2,193	$40,768
Kotak Mahindra Bank Ltd.(g)	153	3,414
Larsen & Toubro Ltd.	1,992	43,015
Mahindra & Mahindra Ltd.	3,294	32,933
Shriram Transport Finance Co. Ltd.	1,359	25,393
		188,919
Indonesia–0.15%
PT Astra International Tbk	99,800	32,585
PT Telkom Indonesia (Persero) Tbk	67,500	15,140
		47,725
Ireland–0.12%
CRH PLC	462	23,134
ICON PLC(g)	52	12,650
Ryanair Holdings PLC, ADR(g)	44	4,798
		40,582
Israel–0.06%
Nice Ltd., ADR(g)	71	19,784
Italy–0.21%
Buzzi Unicem S.p.A.	322	8,523
De Longhi S.p.A.	172	7,615
Enel S.p.A.	1,060	9,788
Intesa Sanpaolo S.p.A.	2,605	7,194
Iren S.p.A.	1,976	6,017
Reply S.p.A.	51	9,127
Telecom Italia S.p.A.	28,821	12,688
UniCredit S.p.A.	721	8,623
		69,575
Japan–0.02%
Sony Group Corp., ADR	54	5,632
Jordan–0.03%
Hikma Pharmaceuticals PLC	278	10,222
Luxembourg–0.08%
ArcelorMittal S.A.	436	15,228
Eurofins Scientific SE	101	12,082
		27,310
Netherlands–0.34%
Adyen N.V.(b)(g)	7	19,060
BE Semiconductor Industries N.V.	162	14,244
Boskalis Westminster	94	2,960
ING Groep N.V.	1,227	15,712
Koninklijke Ahold Delhaize N.V.	416	12,935
Koninklijke KPN N.V.	3,081	10,124
Randstad N.V.	144	10,455
SBM Offshore N.V.	867	12,594
Wolters Kluwer N.V.	119	13,574
		111,658
Norway–0.03%
Entra ASA(b)	88	2,146
Orkla ASA	835	7,589
		9,735
Shares		Value
Portugal–0.04%
EDP - Energias de Portugal S.A.	2,496	$12,973
Russia–0.03%
Evraz PLC	804	6,859
Sberbank of Russia PJSC, ADR	179	2,979
		9,838
Singapore–0.24%
ComfortDelGro Corp. Ltd.	12,700	14,722
Genting Singapore Ltd.	21,200	12,685
United Overseas Bank Ltd.	2,600	50,332
		77,739
South Africa–0.26%
Anglo American PLC	912	40,402
Naspers Ltd., Class N	222	42,727
Thungela Resources Ltd.(g)	70	217
		83,346
South Korea–0.84%
Hyundai Motor Co., Second Pfd.	359	32,543
KB Financial Group, Inc.	449	19,946
LG Corp.	430	35,285
POSCO	42	13,333
Samsung Electronics Co. Ltd.	1,476	100,935
Samsung Electronics Co. Ltd., Preference Shares	346	21,719
Samsung Fire & Marine Insurance Co. Ltd.	275	51,322
		275,083
Spain–0.42%
Acciona S.A.	49	7,511
Amadeus IT Group S.A.(g)	309	20,229
Banco Bilbao Vizcaya Argentaria S.A.	2,435	15,618
CaixaBank S.A.	4,651	13,827
Cellnex Telecom S.A.(b)	409	26,652
Corp ACCIONA Energias Renovables S.A.(g)	141	4,815
Endesa S.A.	334	8,128
Industria de Diseno Textil S.A.	299	10,145
Repsol S.A.	769	8,412
Telefonica S.A.	2,794	12,817
Viscofan S.A.	113	7,848
		136,002
Sweden–0.32%
Axfood AB	317	8,582
Biotage AB	170	4,865
Electrolux AB, Series B	317	8,312
Getinge AB, Class B	268	11,655
Husqvarna AB, Class B	614	8,586
Lundin Energy AB	226	7,044
Sandvik AB	636	16,567
Securitas AB, Class B	553	9,750
SSAB AB, Class A(g)	487	2,785
SSAB AB, Class B(g)	2,128	10,890
Swedish Match AB	1,191	10,663
Thule Group AB(b)	107	5,406
		105,105
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Shares		Value
Switzerland–1.03%
ABB Ltd.	246	$8,993
Adecco Group AG	141	8,447
Bachem Holding AG, Class B	13	8,609
BKW AG	52	5,735
Bucher Industries AG	14	7,790
Forbo Holding AG	5	10,698
Galenica AG(b)	129	9,798
Geberit AG	12	9,854
Holcim Ltd.(g)	141	8,266
Kuehne + Nagel International AG, Class R	31	10,459
Logitech International S.A., Class R	72	7,871
Lonza Group AG	21	16,344
Nestle S.A.	236	29,904
Novartis AG	409	37,831
PSP Swiss Property AG	70	9,482
Roche Holding AG	156	60,326
SFS Group AG	54	8,051
SGS S.A.	3	9,718
Sonova Holding AG, Class A	33	12,967
Swatch Group AG (The), BR	24	8,018
Swisscom AG	20	12,033
Tecan Group AG, Class R	44	25,383
Zurich Insurance Group AG	25	10,078
		336,655
Taiwan–0.87%
Asustek Computer, Inc.	3,000	37,643
Hon Hai Precision Industry Co. Ltd.	8,400	33,171
MediaTek, Inc.	1,000	32,516
Sea Ltd., ADR(g)	30	8,285
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,162	135,536
Uni-President Enterprises Corp.	14,000	36,684
		283,835
Thailand–0.12%
Kasikornbank PCL, NVDR	12,400	38,884
United Kingdom–4.87%
3i Group PLC	735	13,063
Ashtead Group PLC	436	32,662
AstraZeneca PLC	731	83,954
Aviva PLC	4,904	26,385
Babcock International Group PLC(g)	3,615	12,855
BAE Systems PLC	7,153	57,250
Balfour Beatty PLC	2,512	10,575
Barclays PLC	36,871	89,360
Barratt Developments PLC	3,770	36,848
Berkeley Group Holdings PLC	185	12,452
BP PLC	19,762	79,232
British American Tobacco PLC	1,000	37,275
Bunzl PLC	867	32,121
Centrica PLC(g)	33,192	20,971
Compass Group PLC(g)	941	19,880
Computacenter PLC	200	7,565
ConvaTec Group PLC(b)	2,578	8,488
Cranswick PLC	142	7,990
Croda International PLC	113	13,222
Dechra Pharmaceuticals PLC	127	8,766
Shares		Value
United Kingdom–(continued)
Diageo PLC	126	$6,251
easyJet PLC(g)	1,620	19,024
Experian PLC	591	26,016
Farfetch Ltd., Class A(g)	198	9,924
Fevertree Drinks PLC	431	14,344
GlaxoSmithKline PLC	783	15,472
Hays PLC(g)	5,702	11,720
Hiscox Ltd.(g)	1,113	13,553
HSBC Holdings PLC	2,536	13,997
Imperial Brands PLC	570	12,211
J Sainsbury PLC	10,868	42,785
JD Sports Fashion PLC	2,545	31,706
Kingfisher PLC	2,443	12,506
Legal & General Group PLC	5,258	19,090
Marks & Spencer Group PLC(g)	10,271	19,328
Meggitt PLC(g)	2,630	17,138
Melrose Industries PLC	4,484	9,968
National Grid PLC	5,511	70,504
Natwest Group PLC	10,852	30,509
Next PLC(g)	419	45,870
Pennon Group PLC	340	6,039
Persimmon PLC	205	8,269
Phoenix Group Holdings PLC	1,483	13,997
RELX PLC	2,078	61,039
RELX PLC	138	4,096
Rolls-Royce Holdings PLC(g)	3,851	5,335
Royal Dutch Shell PLC, Class B	2,885	56,941
Royal Mail PLC	1,202	8,422
Severn Trent PLC	370	14,399
Shaftesbury PLC	505	4,147
Smith & Nephew PLC	1,610	32,818
SSE PLC	3,433	68,948
Standard Chartered PLC	5,019	30,066
Tate & Lyle PLC	794	8,152
Tesco PLC	10,053	32,544
Travis Perkins PLC(g)	924	21,858
Ultra Electronics Holdings PLC	531	23,391
Unilever PLC	155	8,926
United Utilities Group PLC	1,707	25,453
Vodafone Group PLC	46,613	74,758
Whitbread PLC(g)	564	23,860
Wickes Group PLC(g)	1,036	3,606
		1,589,894
United States–2.92%
ABIOMED, Inc.(g)	25	8,178
Accenture PLC, Class A	29	9,213
Alphabet, Inc., Class A(g)	12	32,334
Alphabet, Inc., Class C(g)	12	32,453
Amazon.com, Inc.(g)	14	46,586
American Express Co.	102	17,394
American Tower Corp.	49	13,857
Amphenol Corp., Class A	98	7,104
Berkshire Hathaway, Inc., Class B(g)	22	6,122
CME Group, Inc., Class A	20	4,243
Coca-Cola Co. (The)	357	20,360
Colgate-Palmolive Co.	92	7,314
Copart, Inc.(g)	22	3,234
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Shares	Value
United States–(continued)
Costco Wholesale Corp.	7	$3,008
Crowdstrike Holdings, Inc., Class A(g)	174	44,128
Danaher Corp.	30	8,925
Edwards Lifesciences Corp.(g)	75	8,420
Equifax, Inc.	29	7,557
Facebook, Inc., Class A(g)	251	89,431
Ferguson PLC	178	24,953
Home Depot, Inc. (The)	43	14,112
Illumina, Inc.(g)	63	31,232
Installed Building Products, Inc.	101	12,120
Intercontinental Exchange, Inc.	61	7,310
JPMorgan Chase & Co.	172	26,106
KKR & Co., Inc., Class A	74	4,718
Markel Corp.(g)	4	4,825
Mastercard, Inc., Class A	105	40,524
Microsoft Corp.	129	36,753
Moody’s Corp.	8	3,008
Newmont Corp.	353	22,175
NIKE, Inc., Class B	39	6,533
Okta, Inc.(g)	38	9,416
Old Dominion Freight Line, Inc.	21	5,652
PayPal Holdings, Inc.(g)	95	26,175
PepsiCo, Inc.	58	9,103
Progressive Corp. (The)	276	26,264
QIAGEN N.V.(g)	179	9,594
salesforce.com, inc.(g)	132	31,935
ServiceNow, Inc.(g)	31	18,225
Sims Ltd.	1,696	20,547
Stellantis N.V.	989	18,987
Stryker Corp.	57	15,444
Texas Instruments, Inc.	110	20,968
Thermo Fisher Scientific, Inc.	64	34,561
TJX Cos., Inc. (The)	137	9,427
Twilio, Inc., Class A(g)	141	52,676
Twist Bioscience Corp.(g)	82	10,090
Uber Technologies, Inc.(g)	197	8,562
Union Pacific Corp.	79	17,282
Valaris Ltd.(g)	116	3,144
		952,282
Total Common Stocks & Other Equity Interests (Cost $4,566,549)		6,473,089
	Principal Amount
U.S. Dollar Denominated Bonds & Notes–13.07%
Argentina–0.10%
Argentine Republic Government International Bond,
1.00%, 07/09/2029	$4,402	1,699
1.13%, 07/09/2035(h)	97,000	31,526
		33,225
Brazil–0.60%
MARB BondCo PLC, 3.95%, 01/29/2031(b)	200,000	194,650
Canada–0.35%
Bombardier, Inc., 6.00%, 10/15/2022(b)	4,000	4,020
	Principal Amount	Value
Canada–(continued)
Precision Drilling Corp., 6.88%, 01/15/2029(b)	$15,000	$15,450
Primo Water Holdings, Inc., 4.38%, 04/30/2029(b)	94,000	94,118
		113,588
France–0.67%
Societe Generale S.A., 7.38%(b)(c)(d)	200,000	217,889
Switzerland–0.61%
Credit Suisse Group AG, 4.50%(b)(c)(d)	200,000	199,420
United Kingdom–0.37%
Barclays Bank PLC, 0.44%(d)	20,000	19,409
National Westminster Bank PLC, Series B, 0.50% (6 mo. USD LIBOR + 0.25%)(d)(e)	100,000	100,126
		119,535
United States–10.37%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	14,000	14,735
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	54,000	57,834
Akumin, Inc., 7.00%, 11/01/2025(b)	43,000	43,914
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	7,000	7,322
3.75%, 01/30/2031(b)	16,000	15,963
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	41,000	42,947
5.75%, 04/20/2029(b)	7,000	7,560
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	14,000	14,367
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/2027(b)	12,000	16,470
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	30,000	33,509
Audacy Capital Corp., 6.75%, 03/31/2029(b)	22,000	22,466
Bath & Body Works, Inc., 6.88%, 11/01/2035	13,000	16,747
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	16,000	17,340
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	18,000	18,394
5.75%, 08/15/2027(b)	7,000	7,391
Boeing Co. (The), 5.15%, 05/01/2030	100,000	119,231
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	31,000	32,550
Brink’s Co. (The),
5.50%, 07/15/2025(b)	12,000	12,645
4.63%, 10/15/2027(b)	26,000	27,091
Bristow Group, Inc., 6.88%, 03/01/2028(b)	18,000	18,546
Callon Petroleum Co., 8.00%, 08/01/2028(b)	24,000	22,583
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Calpine Corp., 3.75%, 03/01/2031(b)	$28,000	$26,981
Camelot Finance S.A., 4.50%, 11/01/2026(b)	44,000	45,925
Carnival Corp.,
11.50%, 04/01/2023(b)	15,000	16,931
10.50%, 02/01/2026(b)	15,000	17,194
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	7,000	7,258
5.13%, 05/01/2027(b)	100,000	104,750
5.00%, 02/01/2028(b)	34,000	35,691
4.50%, 08/15/2030(b)	22,000	23,127
Centene Corp.,
5.38%, 06/01/2026(b)	19,000	19,816
4.63%, 12/15/2029	7,000	7,680
3.00%, 10/15/2030	11,000	11,447
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	17,000	16,724
Clarios Global L.P., 6.75%, 05/15/2025(b)	5,000	5,317
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	16,000	17,300
Clarivate Science Holdings Corp., 4.88%, 06/30/2029(b)	15,000	15,147
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	20,000	21,241
3.75%, 02/15/2031(b)	13,000	13,018
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	11,000	10,898
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	7,000	8,190
6.25%, 10/01/2040	6,000	6,510
CNX Resources Corp., 7.25%, 03/14/2027(b)	5,000	5,341
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	14,000	15,027
6.13%, 04/01/2030(b)	6,000	6,086
CSC Holdings LLC, 6.75%, 11/15/2021	42,000	42,748
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	16,000	16,435
Dana, Inc.,
5.38%, 11/15/2027	8,000	8,485
5.63%, 06/15/2028	2,000	2,156
DaVita, Inc.,
4.63%, 06/01/2030(b)	8,000	8,280
3.75%, 02/15/2031(b)	16,000	15,558
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	15,000	15,648
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	20,000	20,488
8.10%, 07/15/2036	100,000	155,844
Delta Air Lines, Inc., 7.00%, 05/01/2025(b)	13,000	15,300
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	8,000	8,193
DISH DBS Corp., 7.38%, 07/01/2028	3,000	3,250
DISH Network Corp., Conv., 3.38%, 08/15/2026	21,000	21,577
Principal Amount		Value
United States–(continued)
Diversified Healthcare Trust, 4.38%, 03/01/2031	$17,000	$16,618
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	7,000	7,420
10.25%, 02/15/2027(b)	6,000	6,562
Embarq Corp., 8.00%, 06/01/2036	10,000	11,216
Encompass Health Corp., 4.50%, 02/01/2028	14,000	14,560
Energizer Holdings, Inc.,
4.75%, 06/15/2028(b)	8,000	8,245
4.38%, 03/31/2029(b)	17,000	17,139
EnerSys, 5.00%, 04/30/2023(b)	27,000	28,266
EnPro Industries, Inc., 5.75%, 10/15/2026	20,000	21,078
EQT Corp.,
3.13%, 05/15/2026(b)	7,000	7,220
3.63%, 05/15/2031(b)	8,000	8,485
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	16,000	16,380
Ford Motor Co.,
8.50%, 04/21/2023	132,000	146,715
9.00%, 04/22/2025	15,000	18,483
9.63%, 04/22/2030	12,000	17,343
4.75%, 01/15/2043	9,000	9,892
Gartner, Inc.,
4.50%, 07/01/2028(b)	16,000	16,940
3.63%, 06/15/2029(b)	8,000	8,200
Genesis Energy L.P./Genesis Energy Finance Corp.,
5.63%, 06/15/2024	5,000	4,980
6.25%, 05/15/2026	12,000	11,859
8.00%, 01/15/2027	8,000	8,258
7.75%, 02/01/2028	10,000	10,121
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	24,000	24,930
Gray Television, Inc., 7.00%, 05/15/2027(b)	15,000	16,075
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	15,000	15,470
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	10,000	10,298
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	43,000	44,890
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	48,000	50,547
HCA, Inc.,
5.88%, 02/15/2026	10,000	11,638
5.38%, 09/01/2026	12,000	13,965
5.88%, 02/01/2029	5,000	6,125
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	9,000	9,414
5.75%, 02/01/2029(b)	6,000	6,130
IRB Holding Corp.,
7.00%, 06/15/2025(b)	4,000	4,270
6.75%, 02/15/2026(b)	22,000	22,687
iStar, Inc., 4.75%, 10/01/2024	17,000	18,049
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	14,000	14,792
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	13,000	14,588
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Principal Amount		Value
United States–(continued)
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	$19,000	$19,062
Kraft Heinz Foods Co. (The),
5.00%, 06/04/2042	16,000	20,081
5.50%, 06/01/2050	21,000	28,178
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	15,000	15,398
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	28,000	27,476
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	15,000	15,817
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	3,000	3,423
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	7,000	6,507
Macy’s, Inc., 8.38%, 06/15/2025(b)	37,000	40,376
MEDNAX, Inc., 6.25%, 01/15/2027(b)	16,000	16,876
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	15,000	15,126
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	26,000	27,103
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	15,000	15,550
Nabors Industries, Inc., 5.75%, 02/01/2025	22,000	18,727
Navient Corp.,
7.25%, 09/25/2023	14,000	15,434
5.00%, 03/15/2027	10,000	10,413
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	22,000	25,988
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	15,000	15,507
Netflix, Inc.,
5.88%, 11/15/2028	17,000	21,147
5.38%, 11/15/2029(b)	7,000	8,658
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	9,000	9,251
9.75%, 07/15/2028(b)	12,000	13,430
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	23,000	23,266
NFP Corp.,
6.88%, 08/15/2028(b)	18,000	18,757
4.88%, 08/15/2028(b)	7,000	7,145
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	13,000	13,374
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	11,000	9,283
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	19,000	20,306
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	13,000	14,863
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	14,000	14,682
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	30,000	31,244
Principal Amount		Value
United States–(continued)
Occidental Petroleum Corp.,
8.50%, 07/15/2027	$1,000	$1,250
6.13%, 01/01/2031	19,000	22,471
6.20%, 03/15/2040	10,000	11,614
4.10%, 02/15/2047	15,000	14,217
OneMain Finance Corp.,
5.38%, 11/15/2029	16,000	17,609
4.00%, 09/15/2030	40,000	39,900
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	32,000	32,685
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	8,000	8,440
4.63%, 04/15/2030(b)	10,000	10,201
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	22,000	21,798
QVC, Inc., 4.38%, 09/01/2028	22,000	22,620
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	29,000	29,855
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	18,000	18,379
6.88%, 04/15/2040(b)	12,000	12,681
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	16,000	16,417
SBA Communications Corp., 3.88%, 02/15/2027	22,000	22,717
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	43,000	45,757
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	10,000	10,813
8.25%, 03/15/2026(b)	17,000	18,063
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(b)	17,000	17,030
5.38%, 01/15/2031(b)	8,000	8,007
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	23,000	24,209
Sensata Technologies B.V., 4.88%, 10/15/2023(b)	14,000	15,022
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	23,000	23,250
Sirius XM Radio, Inc., 4.00%, 07/15/2028(b)	6,000	6,198
SM Energy Co.,
5.00%, 01/15/2024	13,000	12,959
6.75%, 09/15/2026	5,000	4,968
6.63%, 01/15/2027	9,000	9,000
Standard Industries, Inc., 5.00%, 02/15/2027(b)	2,000	2,065
Station Casinos LLC, 4.50%, 02/15/2028(b)	15,000	15,126
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	16,000	16,142
Sysco Corp., 5.65%, 04/01/2025	10,000	11,597
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	27,000	24,669
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	24,000	25,705
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	19,000	19,375
United Airlines, Inc., 4.38%, 04/15/2026(b)	16,000	16,482
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

	Principal Amount	Value
United States–(continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	$18,000	$19,056
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(f)	5,000	5,166
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(f)	8,000	8,266
Verizon Communications, Inc., 0.75%, 03/22/2024	35,000	35,177
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	6,000	6,233
5.00%, 07/31/2027(b)	10,000	10,350
4.38%, 05/01/2029(b)	15,000	15,410
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	33,000	33,700
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	16,000	16,657
Yum! Brands, Inc., 7.75%, 04/01/2025(b)	4,000	4,338
		3,387,106
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,974,749)		4,265,413

U.S. Treasury Securities–0.48%
U.S. Treasury Inflation — Indexed Bonds–0.16%
0.75%, 07/15/2028(i)	44,534	53,014
	Principal Amount	Value
U.S. Treasury Notes–0.32%
2.75%, 07/31/2023	$52,554	$52,564
1.63%, 05/15/2026	52,619	52,258
		104,822
Total U.S. Treasury Securities (Cost $149,707)		157,836
	Shares
Money Market Funds–34.71%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	2,374,997	2,374,997
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)	1,764,373	1,765,080
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(j)(k)	4,476,290	4,476,290
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	2,714,282	2,714,282
Total Money Market Funds (Cost $11,330,571)		11,330,649
Options Purchased–0.78%
(Cost $287,299)(l)		256,262
TOTAL INVESTMENTS IN SECURITIES—91.46% (Cost $27,366,652)		29,856,009
OTHER ASSETS LESS LIABILITIES–8.54%		2,787,420
NET ASSETS–100.00%		$32,643,429
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
PIK	– Pay-in-Kind
RUB	– Russian Ruble
USD	– U.S. Dollar
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Consolidated Schedule of Investments:
(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $5,679,850, which represented 17.40% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Non-income producing security.
(h)	Step coupon bond. Rate shown is the rate in effect on July 31, 2021.
(i)	Principal amount of security and interest payments are adjusted for inflation.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,847,029	$10,927,097	$(11,399,129)	$-	$-	$2,374,997	$511
Invesco Liquid Assets Portfolio, Institutional Class	2,125,627	7,804,492	(8,165,039)	(458)	458	1,765,080	434
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	6,509,172	3,667,253	(5,700,135)	-	-	4,476,290	1,734
Invesco Treasury Portfolio, Institutional Class	3,253,747	12,488,111	(13,027,576)	-	-	2,714,282	232
Total	$14,735,575	$34,886,953	$(38,291,879)	$(458)	$458	$11,330,649	$2,911

(k)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(l)	The table below details options purchased.

Open Over-The-Counter Index Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Call	Barclays Bank PLC	09/17/2021	36	EUR	4,250.00	EUR	1,530,000	$9,016
S&P 500 Index	Call	Credit Suisse International	08/20/2021	4	USD	4,500.00	USD	1,800,000	3,146
Subtotal — Index Call Options Purchased				40					12,162
Equity Risk
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	176	CNY	16,307.00	CNY	2,870,032	47,707
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	170	CNY	16,512.00	CNY	2,807,040	50,097
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	167	CNY	16,120.00	CNY	2,692,040	41,814
FTSE China A50 Index	Put	J.P. Morgan Chase Bank, N.A.	12/30/2021	176	CNY	16,358.00	CNY	2,879,008	48,725
FTSE China A50 Index	Put	UBS AG	12/30/2021	176	CNY	16,290.00	CNY	2,867,040	47,369
FTSE China A50 Index	Put	UBS AG	12/30/2021	21	CNY	16,529.00	CNY	347,109	6,231
Subtotal — Index Put Options Purchased				886					241,943
Total Index Options Purchased				926					$254,105

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CAD	Call	Goldman Sachs International	01/21/2022	CAD	1.33	USD	600,000	$ 2,157

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
EURO STOXX Banks Index	Call	Barclays Bank PLC	09/17/2021	291	EUR	104.00	$ (10,674)	EUR	1,513,200	$(8,993)	$1,681
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Index Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value(a)		Value	Unrealized Appreciation (Depreciation)
Equity Risk
FTSE China A50 Index	Put	Goldman Sachs International	12/30/2021	201	CNY	16,512.00	$(59,435)	CNY	3,318,912	$(59,494)	$(59)
S&P 500 Index	Put	Credit Suisse International	08/20/2021	4	USD	3,930.00	(4,800)	USD	1,572,000	(1,921)	2,879
S&P 500 Index	Put	UBS AG	12/17/2021	2	USD	3,825.00	(21,502)	USD	765,000	(13,486)	8,016
S&P 500 Index	Put	UBS AG	12/17/2021	5	USD	3,825.00	(53,754)	USD	1,912,500	(33,714)	20,040
Subtotal— Index Put Options Written				212			(139,491)			(108,615)	30,876
Total Index Options Written				503			$(150,165)			$(117,608)	$32,557

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation
Currency Risk
USD versus CAD	Put	Goldman Sachs International	01/21/2022	CAD	1.20	$(5,238)	USD	600,000	$(3,041)	$2,197

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	2	September-2021	$438,950	$16,062	$16,062
EURO STOXX Banks Index	311	September-2021	1,713,650	(81,625)	(81,625)
FTSE EPRA Nareit Global Real Estate Index	9	September-2021	262,903	7,251	7,251
FTSE UK Mid Cap Tradable Plus Index	11	September-2021	787,211	10,540	10,540
Nikkei 225 Index	15	September-2021	1,872,180	(108,104)	(108,104)
SPI 200 Index	14	September-2021	1,874,987	6,541	6,541
Subtotal				(149,335)	(149,335)
Interest Rate Risk
Euro-Bobl	5	September-2021	802,853	8,180	8,180
Euro-Bund	40	September-2021	8,378,243	240,801	240,801
Subtotal				248,981	248,981
Subtotal—Long Futures Contracts				99,646	99,646
Short Futures Contracts
Equity Risk
EURO STOXX 50 Index	35	September-2021	(1,697,286)	18,093	18,093
EURO STOXX 600 Index	139	September-2021	(3,797,386)	(36,807)	(36,807)
EURO STOXX Mid Index	12	September-2021	(377,583)	(749)	(749)
FTSE 100 Index	12	September-2021	(1,162,013)	7,436	7,436
MSCI AC Asia ex Japan Index	29	September-2021	(1,818,097)	139,982	139,982
MSCI World Index	16	September-2021	(1,476,640)	(27,260)	(27,260)
Subtotal				100,695	100,695
Interest Rate Risk
Euro-OAT	45	September-2021	(8,652,029)	(197,893)	(197,893)
Long Gilt	2	September-2021	(360,816)	(8,316)	(8,316)
U.S. Treasury 10 Year Notes	5	September-2021	(672,266)	(13,098)	(13,098)
U.S. Treasury Ultra Bonds	1	September-2021	(199,531)	(2,877)	(2,877)
Subtotal				(222,184)	(222,184)
Subtotal—Short Futures Contracts				(121,489)	(121,489)
Total Futures Contracts				$(21,843)	$(21,843)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

(a)	Futures contracts collateralized by $1,021,673 cash held with Merrill Lynch International, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Index, Series 35, Version 1	Buy	(5.00)%	Quarterly	06/20/2026	2.360%	EUR	31,000	$(4,430)	$(4,429)	$1
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.920	USD	39,000	(3,858)	(3,578)	280
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Sell	5.00	Quarterly	06/20/2026	2.360	EUR	533,000	68,005	76,142	8,137
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00	Quarterly	06/20/2026	2.920	USD	521,000	42,269	47,801	5,532
Subtotal - Appreciation								101,986	115,936	13,950
Credit Risk
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.360	EUR	38,000	(5,145)	(5,429)	(284)
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.920	USD	23,000	(2,104)	(2,110)	(6)
Markit iTraxx Europe Crossover Index, Series 35, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.360	EUR	25,000	(3,422)	(3,571)	(149)
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.920	USD	25,000	(2,268)	(2,294)	(26)
Subtotal - Depreciation								(12,939)	(13,404)	(465)
Total Centrally Cleared Credit Default Swap Agreements								$89,047	$102,532	$13,485

(a)	Centrally cleared swap agreements collateralized by $1,548,426 cash held with Credit Suisse.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.99%	Semi-Annually	03/19/2041	USD	101,406	$—	$172	$172
Pay	6 Month AUD BBSW	Semi-Annually	0.94	Semi-Annually	03/15/2026	AUD	921,443	—	191	191
Receive	3 Month USD LIBOR	Quarterly	(0.74)	Semi-Annually	03/17/2026	USD	1,606,171	—	214	214
Pay	6 Month AUD BBSW	Semi-Annually	0.96	Semi-Annually	03/15/2026	AUD	921,443	—	551	551
Pay	3 Month USD LIBOR	Quarterly	0.94	Semi-Annually	06/24/2026	USD	161,000	—	1,247	1,247
Pay	6 Month EUR LIBOR	Semi-Annually	0.67	Yearly	03/19/2041	EUR	294,000	—	1,470	1,470
Receive	6 Month EUR LIBOR	Semi-Annually	(0.38)	Yearly	12/18/2040	EUR	129,375	—	3,861	3,861
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	12/18/2040	EUR	129,375	—	4,022	4,022
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	12/18/2040	EUR	129,375	—	4,496	4,496
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	03/19/2041	EUR	134,320	—	4,509	4,509
Receive	3 Month USD LIBOR	Quarterly	(0.60)	Semi-Annually	03/17/2026	USD	711,205	—	4,687	4,687
Receive	3 Month USD LIBOR	Quarterly	(0.56)	Semi-Annually	03/17/2026	USD	636,003	—	5,417	5,417
Pay	6 Month EUR LIBOR	Semi-Annually	0.91	Yearly	03/19/2041	EUR	174,500	—	5,836	5,836
Pay	6 Month EUR LIBOR	Semi-Annually	0.92	Yearly	03/19/2041	EUR	174,500	—	5,980	5,980
Receive	3 Month USD LIBOR	Quarterly	(0.54)	Semi-Annually	03/17/2026	USD	722,717	—	6,504	6,504
Pay	3 Month USD LIBOR	Quarterly	2.14	Semi-Annually	03/19/2041	USD	508,828	—	6,961	6,961
Pay	6 Month AUD BBSW	Semi-Annually	1.28	Semi-Annually	03/15/2026	AUD	973,102	—	7,422	7,422
Pay	6 Month AUD BBSW	Semi-Annually	1.29	Semi-Annually	03/15/2026	AUD	973,102	—	7,554	7,554
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month AUD BBSW	Semi-Annually	1.40%	Semi-Annually	06/21/2026	AUD	916,000	$—	$7,600	$7,600
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	12/18/2040	EUR	258,750	—	8,483	8,483
Pay	6 Month AUD BBSW	Semi-Annually	1.04	Semi-Annually	03/15/2026	AUD	3,685,770	—	8,556	8,556
Receive	3 Month USD LIBOR	Quarterly	(0.61)	Semi-Annually	03/17/2026	USD	1,428,241	—	8,593	8,593
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	03/19/2041	EUR	268,680	—	9,574	9,574
Receive	6 Month EUR LIBOR	Semi-Annually	(0.37)	Yearly	09/19/2040	EUR	322,428	—	9,952	9,952
Receive	3 Month USD LIBOR	Quarterly	(0.58)	Semi-Annually	03/17/2026	USD	1,335,546	—	10,150	10,150
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	09/19/2040	EUR	322,429	—	10,240	10,240
Receive	6 Month EUR LIBOR	Semi-Annually	(0.35)	Yearly	09/19/2040	EUR	322,428	—	10,621	10,621
Pay	6 Month AUD BBSW	Semi-Annually	1.20	Semi-Annually	03/15/2026	AUD	1,843,175	—	10,822	10,822
Receive	6 Month EUR LIBOR	Semi-Annually	(0.33)	Yearly	09/19/2040	EUR	322,429	—	11,214	11,214
Pay	6 Month EUR LIBOR	Semi-Annually	0.79	Yearly	06/18/2041	EUR	601,000	—	11,392	11,392
Receive	6 Month EUR LIBOR	Semi-Annually	(0.36)	Yearly	12/18/2040	EUR	388,125	—	12,273	12,273
Pay	6 Month AUD BBSW	Semi-Annually	1.27	Semi-Annually	03/15/2026	AUD	1,946,205	—	14,262	14,262
Receive	6 Month EUR LIBOR	Semi-Annually	(0.29)	Yearly	12/18/2040	EUR	374,500	—	14,817	14,817
Receive	3 Month USD LIBOR	Quarterly	(0.59)	Semi-Annually	03/17/2026	USD	2,226,160	—	15,384	15,384
Pay	6 Month AUD BBSW	Semi-Annually	1.30	Semi-Annually	03/15/2026	AUD	1,946,204	—	15,774	15,774
Receive	3 Month USD LIBOR	Quarterly	(0.55)	Semi-Annually	03/17/2026	USD	1,942,696	—	17,061	17,061
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	12/18/2040	EUR	517,500	—	17,624	17,624
Receive	3 Month USD LIBOR	Quarterly	(0.57)	Semi-Annually	03/17/2026	USD	2,740,465	—	21,209	21,209
Receive	6 Month EUR LIBOR	Semi-Annually	(0.32)	Yearly	12/18/2040	EUR	776,272	—	28,546	28,546
Receive	6 Month EUR LIBOR	Semi-Annually	(0.34)	Yearly	09/19/2040	EUR	967,286	—	32,590	32,590
Pay	6 Month AUD BBSW	Semi-Annually	1.34	Semi-Annually	03/15/2026	AUD	3,891,387	—	34,629	34,629
Receive	6 Month EUR LIBOR	Semi-Annually	(0.31)	Yearly	12/18/2040	EUR	1,035,068	—	38,620	38,620
Receive	6 Month EUR LIBOR	Semi-Annually	(0.30)	Yearly	12/18/2040	EUR	1,150,750	—	44,573	44,573
Pay	3 Month USD LIBOR	Quarterly	2.47	Semi-Annually	03/19/2041	USD	1,321,460	—	54,099	54,099
Subtotal — Appreciation								—	549,752	549,752
Interest Rate Risk
Pay	3 Month USD LIBOR	Quarterly	1.64	Semi-Annually	12/18/2040	USD	4,400,000	—	(121,258)	(121,258)
Pay	3 Month USD LIBOR	Quarterly	1.58	Semi-Annually	12/18/2040	USD	1,436,263	—	(46,823)	(46,823)
Pay	3 Month USD LIBOR	Quarterly	1.61	Semi-Annually	12/18/2040	USD	1,444,000	—	(43,554)	(43,554)
Pay	3 Month USD LIBOR	Quarterly	0.55	Semi-Annually	03/17/2026	USD	2,990,000	—	(26,429)	(26,429)
Pay	3 Month USD LIBOR	Quarterly	1.53	Semi-Annually	12/18/2040	USD	722,000	—	(26,364)	(26,364)
Pay	3 Month USD LIBOR	Quarterly	1.55	Semi-Annually	12/18/2040	USD	722,000	—	(25,491)	(25,491)
Pay	3 Month USD LIBOR	Quarterly	1.60	Semi-Annually	12/18/2040	USD	722,000	—	(22,273)	(22,273)
Receive	6 Month EUR LIBOR	Semi-Annually	0.29	Yearly	06/16/2026	EUR	4,429,000	—	(20,746)	(20,746)
Receive	3 Month USD LIBOR	Quarterly	(2.39)	Semi-Annually	03/19/2041	USD	492,061	—	(16,793)	(16,793)
Receive	6 Month EUR LIBOR	Semi-Annually	(0.79)	Yearly	03/19/2041	EUR	725,000	—	(13,416)	(13,416)
Pay	3 Month USD LIBOR	Quarterly	1.71	Semi-Annually	12/18/2040	USD	350,909	—	(7,785)	(7,785)
Receive	3 Month USD LIBOR	Quarterly	(2.08)	Semi-Annually	06/18/2041	USD	768,897	—	(6,998)	(6,998)
Receive	3 Month USD LIBOR	Quarterly	(0.93)	Semi-Annually	06/24/2026	USD	902,000	167	(6,384)	(6,551)
Receive	6 Month AUD BBSW	Semi-Annually	(1.15)	Semi-Annually	06/21/2026	AUD	2,085,000	—	(5,934)	(5,934)
Pay	3 Month USD LIBOR	Quarterly	1.62	Semi-Annually	12/18/2040	USD	163,955	—	(4,785)	(4,785)
Pay	6 Month AUD BBSW	Semi-Annually	0.84	Semi-Annually	03/15/2026	AUD	1,842,844	—	(3,625)	(3,625)
Receive	3 Month USD LIBOR	Quarterly	(2.01)	Semi-Annually	06/18/2041	USD	1,064,075	—	(3,268)	(3,268)
Pay	6 Month AUD BBSW	Semi-Annually	0.87	Semi-Annually	03/15/2026	AUD	921,422	—	(1,312)	(1,312)
Receive	3 Month USD LIBOR	Quarterly	(0.75)	Semi-Annually	03/17/2026	USD	1,464,829	—	(768)	(768)
Pay	6 Month AUD BBSW	Semi-Annually	0.90	Semi-Annually	03/15/2026	AUD	921,443	—	(531)	(531)
Pay	6 Month AUD BBSW	Semi-Annually	0.92	Semi-Annually	03/15/2026	AUD	1,842,886	—	(380)	(380)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month AUD BBSW	Semi-Annually	0.91%	Semi-Annually	03/15/2026	AUD	921,443	$—	$(350)	$(350)
Pay	6 Month AUD BBSW	Semi-Annually	0.93	Semi-Annually	03/15/2026	AUD	921,443	—	(30)	(30)
Subtotal — Depreciation								167	(405,297)	(405,464)
Total Centrally Cleared Interest Rate Swap Agreements								$167	$144,455	$144,288

(a)	Centrally cleared swap agreements collateralized by $1,548,426 cash held with Credit Suisse.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.87%	At Maturity	08/02/2025	USD	9,439,000	$—	$18,109	$18,109
Pay	United States CPI Urban Consumers NSA	At Maturity	2.79	At Maturity	08/02/2026	USD	6,101,000	—	10,456	10,456
Pay	United Kingdom RPI	At Maturity	3.86	At Maturity	07/15/2028	GBP	6,627,500	(9,891)	(7,829)	2,062
Pay	United Kingdom RPI	At Maturity	3.86	At Maturity	07/15/2027	GBP	3,980,000	(4,940)	(3,418)	1,522
Receive	United Kingdom RPI	At Maturity	(3.63)	At Maturity	04/15/2028	GBP	538,000	—	20,960	20,960
Receive	United Kingdom RPI	At Maturity	(3.71)	At Maturity	07/15/2028	GBP	591,000	—	11,177	11,177
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.70)	At Maturity	07/15/2026	USD	660,000	—	4,527	4,527
Total — Centrally Cleared Inflation Swap Agreements								$(14,831)	$53,982	$68,813

(a)	Centrally cleared swap agreements collateralized by $1,548,426 cash held with Credit Suisse.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	S&P 500 Index	Pay	29.20%	At Maturity	12/17/2021	USD	1,282	$11,717
Goldman Sachs International	S&P 500 Index	Pay	29.86	At Maturity	12/17/2021	USD	338	3,257
Merrill Lynch International	S&P 500 Index	Pay	29.50	At Maturity	12/17/2021	USD	1,282	11,983
Merrill Lynch International	S&P 500 Index	Pay	29.25	At Maturity	12/17/2021	USD	1,282	11,761
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/17/2021	USD	1,282	11,541
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	7,520	33,581
Merrill Lynch International	S&P 500 Index	Pay	29.00	At Maturity	12/15/2023	USD	5,241	23,541
Societe Generale	Russell 2000 Index	Receive	28.95	At Maturity	06/17/2022	USD	2,753	1,663
Societe Generale	S&P 500 Index	Pay	30.50	At Maturity	12/17/2021	USD	686	6,897
Societe Generale	S&P 500 Index	Pay	30.60	At Maturity	12/17/2021	USD	569	5,779
Societe Generale	S&P 500 Index	Pay	32.85	At Maturity	12/17/2021	USD	338	3,876
Societe Generale	S&P 500 Index	Pay	31.00	At Maturity	12/17/2021	USD	338	3,421
Societe Generale	S&P 500 Index	Pay	25.90	At Maturity	12/16/2022	USD	1,666	1,179
Subtotal — Appreciation								130,196
Equity Risk
Goldman Sachs International	Russell 2000 Index	Receive	33.00	At Maturity	12/17/2021	USD	1,282	(8,133)
Goldman Sachs International	Russell 2000 Index	Receive	33.56	At Maturity	12/17/2021	USD	333	(2,350)
Merrill Lynch International	Russell 2000 Index	Receive	32.25	At Maturity	12/17/2021	USD	1,282	(7,353)
Merrill Lynch International	Russell 2000 Index	Receive	32.90	At Maturity	12/17/2021	USD	1,282	(8,030)
Merrill Lynch International	Russell 2000 Index	Receive	33.25	At Maturity	12/17/2021	USD	1,282	(8,393)
Merrill Lynch International	S&P 500 Index	Receive	25.90	At Maturity	12/15/2023	USD	675	(231)
Societe Generale	Russell 2000 Index	Receive	33.60	At Maturity	12/17/2021	USD	588	(4,206)
Societe Generale	Russell 2000 Index	Receive	34.25	At Maturity	12/17/2021	USD	586	(4,437)
Societe Generale	Russell 2000 Index	Receive	35.35	At Maturity	12/17/2021	USD	333	(2,797)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Societe Generale	Russell 2000 Index	Receive	37.25%	At Maturity	12/17/2021	USD	333	$(3,286)
Societe Generale	Russell 2000 Index	Receive	30.90	At Maturity	12/16/2022	USD	1,666	(2,303)
Societe Generale	S&P 500 Index	Pay	24.00	At Maturity	06/17/2022	USD	2,753	(1,402)
Subtotal — Depreciation								(52,921)
Total — Variance Swap Agreements								$77,275

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.45%	At Maturity	12/14/2022	EUR	7,698	$2,083
BNP Paribas S.A.	EUR/USD	Pay	7.63	At Maturity	12/14/2022	EUR	4,334	7,143
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	5.98	At Maturity	12/14/2022	EUR	3,746	3,618
J.P. Morgan Chase Bank, N.A.	EUR/USD	Receive	6.31	At Maturity	12/14/2022	EUR	8,559	5,037
Morgan Stanley & Co. International PLC	EUR/USD	Pay	9.40	At Maturity	12/14/2022	EUR	4,645	16,775
Morgan Stanley & Co. International PLC	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	4,280	1,632
Morgan Stanley & Co. International PLC	USD/JPY	Pay	7.60	At Maturity	01/23/2023	USD	2,808	3,733
Societe Generale	EUR/USD	Receive	6.50	At Maturity	12/14/2022	EUR	8,340	1,781
Subtotal — Appreciation								41,802
Currency Risk
Barclays Bank PLC	EUR/USD	Receive	6.58	At Maturity	11/16/2021	EUR	1,851	(2,279)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(2,467)
Barclays Bank PLC	EUR/USD	Receive	6.68	At Maturity	11/16/2021	EUR	1,851	(2,496)
BNP Paribas S.A.	EUR/USD	Pay	6.70	At Maturity	12/14/2022	EUR	2,778	(30)
BNP Paribas S.A.	EUR/USD	Receive	6.75	At Maturity	12/14/2022	EUR	7,965	(611)
BNP Paribas S.A.	EUR/USD	Receive	7.85	At Maturity	11/13/2023	EUR	8,119	(13,714)
BNP Paribas S.A.	USD/JPY	Receive	7.25	At Maturity	01/23/2023	USD	6,316	(1,429)
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	6,316	(1,661)
BNP Paribas S.A.	USD/JPY	Receive	7.33	At Maturity	01/23/2023	USD	6,669	(1,810)
BNP Paribas S.A.	USD/JPY	Receive	7.40	At Maturity	01/23/2023	USD	6,316	(2,239)
BNP Paribas S.A.	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,505	(1,993)
BNP Paribas S.A.	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,505	(2,058)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(2,176)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	1,567	(2,176)
BNP Paribas S.A.	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,134	(4,351)
Citibank, N.A.	EUR/USD	Receive	7.50	At Maturity	11/13/2023	EUR	8,118	(10,313)
Goldman Sachs International	EUR/USD	Receive	7.18	At Maturity	11/05/2021	EUR	2,303	(4,518)
Goldman Sachs International	USD/JPY	Receive	7.60	At Maturity	11/13/2023	USD	1,148	(1,318)
Goldman Sachs International	USD/JPY	Receive	7.68	At Maturity	11/13/2023	USD	1,148	(1,397)
Goldman Sachs International	USD/JPY	Receive	7.73	At Maturity	11/13/2023	USD	1,466	(1,840)
Goldman Sachs International	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,466	(1,960)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	11/13/2023	USD	1,466	(2,035)
Goldman Sachs International	USD/JPY	Receive	7.90	At Maturity	11/13/2023	USD	1,505	(2,143)
Goldman Sachs International	USD/JPY	Receive	7.85	At Maturity	01/10/2024	USD	3,103	(3,924)
Goldman Sachs International	USD/JPY	Receive	7.95	At Maturity	01/10/2024	USD	3,103	(4,271)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.74	At Maturity	01/23/2023	USD	3,734	(9,324)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	8.93	At Maturity	01/23/2023	USD	3,734	(10,002)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.00	At Maturity	01/23/2023	USD	3,734	(10,146)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.10	At Maturity	01/23/2023	USD	3,734	(10,585)
J.P. Morgan Chase Bank, N.A.	USD/JPY	Receive	9.14	At Maturity	01/23/2023	USD	3,734	(10,696)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements—(continued)
Counterparty	Reference Entity	Pay/ Receive Variance	Volatility Strike Rate	Payment Frequency	Maturity Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	EUR/USD	Receive	6.70%	At Maturity	11/16/2021	EUR	1,851	$(2,528)
Morgan Stanley & Co. International PLC	EUR/USD	Receive	7.00	At Maturity	12/14/2022	EUR	23,893	(8,668)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	8.00	At Maturity	01/23/2023	USD	3,160	(5,435)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,539)
Morgan Stanley & Co. International PLC	USD/JPY	Receive	7.80	At Maturity	11/13/2023	USD	1,148	(1,541)
Societe Generale	EUR/USD	Receive	6.80	At Maturity	12/14/2022	EUR	4,673	(600)
Standard Chartered Bank PLC	USD/JPY	Receive	7.53	At Maturity	01/10/2024	USD	6,917	(6,309)
UBS AG	USD/JPY	Receive	7.08	At Maturity	11/16/2021	USD	2,188	(4,153)
UBS AG	USD/JPY	Receive	7.23	At Maturity	11/16/2021	USD	2,189	(4,551)
UBS AG	USD/JPY	Receive	7.30	At Maturity	11/16/2021	USD	2,188	(4,650)
UBS AG	USD/JPY	Receive	7.33	At Maturity	11/16/2021	USD	2,188	(4,725)
Subtotal — Depreciation								(170,661)
Total — Volatility Swap Agreements								$(128,859)

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	585	November—2021	$702,990	$—	$24,134	$24,134
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	581	November—2021	698,091	—	23,966	23,966
BNP Paribas S.A.	Receive	EURO STOXX Mid Net Return EUR Index	3 Month EURIBOR - 0.250%	Quarterly	580	November—2021	695,845	—	23,889	23,889
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.030%	Quarterly	235	November—2021	637,734	—	41,125	41,125
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.030%	Quarterly	131	November—2021	632,307	—	22,925	22,925
BNP Paribas S.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.050%	Quarterly	140	November—2021	379,926	—	24,500	24,500
Goldman Sachs International	Receive	FTSE EPRA Nareit Developed Europe Index	3 Month EURIBOR - 0.150%	Quarterly	129	July—2022	481,465	—	5,251	5,251
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	1,325	May—2022	142,268	—	5,000	5,000
J.P. Morgan Chase Bank, N.A.	Receive	FTSE Taiwan RIC Capped Price Index	3 Month USD LIBOR + 0.040%	Quarterly	235	November—2021	637,734	—	41,125	41,125
Subtotal — Appreciation								—	211,915	211,915
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	48	December—2021	$470,819	$—	$(1,544)	$(1,544)
Goldman Sachs International	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December—2021	477,899	—	(1,567)	(1,567)
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	965	May—2022	115,533	—	(4,428)	(4,428)
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	753	May—2022	90,735	—	(5,904)	(5,904)
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	4,762	May—2022	565,552	—	(17,495)	(17,495)
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	4,762	May—2022	568,620	—	(17,995)	(17,995)
Goldman Sachs International	Receive	Solactive European Oil Majors NTR Index	3 Month EURIBOR - 0.140%	Quarterly	5,714	May—2022	682,194	—	(24,095)	(24,095)
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.500%	Quarterly	49	December—2021	482,747	—	(1,613)	(1,613)
J.P. Morgan Chase Bank, N.A.	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.750%	Quarterly	49	December—2021	481,862	—	(1,610)	(1,610)
Merrill Lynch International	Receive	FTSE EPRA Nareit Developed Europe Index	3 Month EURIBOR - 0.200%	Quarterly	129	July—2022	488,312	—	(2,429)	(2,429)
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 10.250%	Quarterly	49	December—2021	476,257	—	(343)	(343)
UBS AG	Receive	China Securities Index 500 Net Total Return Index	3 Month USD LIBOR - 11.250%	Quarterly	49	December—2021	481,272	—	(1,608)	(1,608)
Subtotal — Depreciation								—	(80,631)	(80,631)
Total — Total Return Swap Agreements								$—	$131,284	$131,284

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/10/2021	Barclays Bank PLC	EUR	64,847	CHF	71,000	$1,458
08/10/2021	Barclays Bank PLC	EUR	629,214	JPY	82,857,167	8,802
08/10/2021	Barclays Bank PLC	EUR	1,497,323	PLN	6,852,109	2,208
08/10/2021	Barclays Bank PLC	JPY	11,381,600	EUR	87,509	69
08/10/2021	Barclays Bank PLC	TWD	4,498,832	USD	165,886	4,846
08/10/2021	Barclays Bank PLC	USD	62,946	INR	4,715,000	410
08/23/2021	Barclays Bank PLC	AUD	36,000	USD	26,571	149
09/10/2021	Barclays Bank PLC	EUR	1,111,705	JPY	148,532,367	34,577
09/10/2021	Barclays Bank PLC	HUF	318,827,737	EUR	916,857	34,886
10/14/2021	Barclays Bank PLC	EUR	96,958	CHF	106,000	2,054
10/14/2021	Barclays Bank PLC	EUR	145,027	GBP	124,333	569
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
10/14/2021	Barclays Bank PLC	HUF	536,845,263	EUR	1,519,749	$32,827
10/14/2021	Barclays Bank PLC	USD	87,649	INR	6,595,000	307
08/10/2021	BNP Paribas S.A.	AUD	853,333	USD	660,665	34,425
08/10/2021	BNP Paribas S.A.	EUR	73,007	GBP	63,333	1,418
08/10/2021	BNP Paribas S.A.	EUR	606,667	USD	720,162	406
08/10/2021	BNP Paribas S.A.	USD	225,458	MXN	4,515,107	1,148
08/23/2021	BNP Paribas S.A.	AUD	23,000	USD	16,967	87
08/23/2021	BNP Paribas S.A.	USD	5,237	CNY	34,012	17
08/23/2021	BNP Paribas S.A.	USD	60,059	EUR	51,000	463
09/10/2021	BNP Paribas S.A.	AUD	1,472,333	USD	1,129,261	48,596
09/10/2021	BNP Paribas S.A.	EUR	129,488	GBP	111,333	1,048
09/10/2021	BNP Paribas S.A.	MXN	1,820,000	USD	91,210	244
09/13/2021	BNP Paribas S.A.	KRW	994,870,800	USD	887,739	25,466
08/10/2021	Citibank, N.A.	TWD	11,640,727	USD	428,914	12,221
08/10/2021	Citibank, N.A.	USD	179,178	CNY	1,179,082	3,198
08/10/2021	Citibank, N.A.	USD	187,853	MXN	3,762,589	986
08/23/2021	Citibank, N.A.	EUR	4,000	USD	4,756	8
08/23/2021	Citibank, N.A.	GBP	11,000	USD	15,364	74
08/23/2021	Citibank, N.A.	USD	9,273	CNY	60,035	1
08/23/2021	Citibank, N.A.	USD	386	HKD	3,000	0
09/10/2021	Citibank, N.A.	ZAR	609,968	USD	44,590	3,156
09/15/2021	Deutsche Bank AG	USD	76,785	JPY	8,500,000	721
09/15/2021	Deutsche Bank AG	USD	22,323	TRY	200,000	892
10/14/2021	Deutsche Bank AG	AUD	2,289,333	USD	1,736,269	55,683
10/14/2021	Deutsche Bank AG	SEK	11,472,333	EUR	1,130,842	9,944
10/14/2021	Deutsche Bank AG	USD	661,041	MXN	13,307,750	925
08/10/2021	Goldman Sachs International	CNY	1,126,905	USD	174,382	77
08/10/2021	Goldman Sachs International	KRW	10,885,000	USD	9,463	23
08/10/2021	Goldman Sachs International	TWD	22,494,344	USD	825,633	20,424
08/13/2021	Goldman Sachs International	GBP	20,000	USD	27,954	154
08/20/2021	Goldman Sachs International	HKD	34,484,000	USD	4,442,069	4,476
08/23/2021	Goldman Sachs International	USD	348,388	CNY	2,261,811	1,010
09/10/2021	Goldman Sachs International	BRL	4,243,758	USD	829,786	19,117
09/10/2021	Goldman Sachs International	EUR	91,294	CHF	100,000	2,123
09/10/2021	Goldman Sachs International	TWD	45,922,967	USD	1,676,354	31,150
09/10/2021	Goldman Sachs International	USD	748,746	MXN	15,050,354	3,491
10/14/2021	Goldman Sachs International	BRL	3,507,766	USD	677,791	10,755
10/14/2021	Goldman Sachs International	EUR	1,803,734	JPY	237,046,366	19,268
10/14/2021	Goldman Sachs International	KRW	1,269,476,000	USD	1,122,784	22,979
10/14/2021	Goldman Sachs International	TWD	23,993,766	USD	885,391	24,417
08/10/2021	J.P. Morgan Chase Bank, N.A.	SEK	7,153,334	EUR	701,277	987
08/10/2021	J.P. Morgan Chase Bank, N.A.	TWD	35,331,790	USD	1,288,151	23,411
08/10/2021	J.P. Morgan Chase Bank, N.A.	USD	498,613	TWD	13,976,100	1,677
08/13/2021	J.P. Morgan Chase Bank, N.A.	EUR	450,000	USD	548,609	14,693
08/13/2021	J.P. Morgan Chase Bank, N.A.	GBP	320,000	USD	452,736	7,926
09/10/2021	J.P. Morgan Chase Bank, N.A.	EUR	420,000	USD	512,740	14,146
09/10/2021	J.P. Morgan Chase Bank, N.A.	GBP	340,000	USD	481,241	8,598
09/10/2021	J.P. Morgan Chase Bank, N.A.	SEK	11,472,333	EUR	1,133,111	12,057
09/10/2021	J.P. Morgan Chase Bank, N.A.	TWD	19,494,935	USD	720,368	21,956
09/10/2021	J.P. Morgan Chase Bank, N.A.	USD	64,649	MXN	1,300,000	327
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
01/12/2022	J.P. Morgan Chase Bank, N.A.	HKD	12,316,991	USD	1,589,115	$3,641
08/10/2021	Morgan Stanley and Co. International PLC	KRW	1,421,244,000	USD	1,266,034	33,545
08/10/2021	Morgan Stanley and Co. International PLC	USD	338,270	MXN	6,772,660	1,641
08/20/2021	Morgan Stanley and Co. International PLC	HKD	3,220,750	USD	414,794	330
10/14/2021	Morgan Stanley and Co. International PLC	TWD	12,449,433	USD	454,641	7,915
08/10/2021	Standard Chartered Bank PLC	TWD	54,911,998	USD	2,012,129	46,493
08/10/2021	Standard Chartered Bank PLC	USD	856,061	TWD	24,079,300	5,883
08/20/2021	Standard Chartered Bank PLC	HKD	3,220,750	USD	414,714	250
09/10/2021	Standard Chartered Bank PLC	TWD	11,005,166	USD	408,507	14,243
09/13/2021	Standard Chartered Bank PLC	KRW	426,373,200	USD	379,775	10,230
10/14/2021	Standard Chartered Bank PLC	TWD	59,821,278	USD	2,206,856	60,275
01/12/2022	Standard Chartered Bank PLC	HKD	14,793,630	USD	1,908,518	4,246
08/10/2021	State Street Bank & Trust Co.	KRW	12,700,000	USD	11,077	64
08/10/2021	State Street Bank & Trust Co.	NOK	860,000	EUR	83,173	1,332
08/10/2021	State Street Bank & Trust Co.	USD	227,919	CNY	1,474,500	152
08/10/2021	State Street Bank & Trust Co.	USD	76,902	EUR	65,000	215
08/20/2021	State Street Bank & Trust Co.	USD	649,046	HKD	5,046,000	301
08/23/2021	State Street Bank & Trust Co.	AUD	602,186	USD	447,571	5,614
08/23/2021	State Street Bank & Trust Co.	HKD	3,845,292	USD	495,036	199
08/23/2021	State Street Bank & Trust Co.	KRW	333,056,667	USD	291,697	2,936
08/23/2021	State Street Bank & Trust Co.	NOK	431,802	USD	48,994	116
08/23/2021	State Street Bank & Trust Co.	SGD	113,489	USD	83,765	8
08/23/2021	State Street Bank & Trust Co.	THB	1,395,000	USD	42,486	48
08/23/2021	State Street Bank & Trust Co.	USD	19,026	AUD	26,000	56
08/23/2021	State Street Bank & Trust Co.	USD	1,611	CAD	2,032	16
08/23/2021	State Street Bank & Trust Co.	USD	39,465	CNY	256,058	91
08/23/2021	State Street Bank & Trust Co.	USD	1,112	DKK	7,000	4
08/23/2021	State Street Bank & Trust Co.	USD	285,385	EUR	242,000	1,801
08/23/2021	State Street Bank & Trust Co.	USD	85,795	GBP	63,000	1,779
08/23/2021	State Street Bank & Trust Co.	USD	50,138	HKD	389,949	44
08/23/2021	State Street Bank & Trust Co.	USD	227	INR	17,000	1
08/23/2021	State Street Bank & Trust Co.	USD	99,608	JPY	10,955,000	265
08/23/2021	State Street Bank & Trust Co.	USD	1,776	NOK	16,000	35
08/23/2021	State Street Bank & Trust Co.	USD	690	SEK	6,000	8
08/23/2021	State Street Bank & Trust Co.	ZAR	20,071,514	USD	1,385,097	18,540
08/20/2021	UBS AG	HKD	3,468,500	USD	446,684	338
09/10/2021	UBS AG	TWD	4,498,832	USD	166,840	5,668
01/12/2022	UBS AG	HKD	6,164,379	USD	795,294	1,800
Subtotal—Appreciation						819,654
Currency Risk
08/10/2021	Barclays Bank PLC	CNY	18,359,607	USD	2,793,724	(46,078)
08/10/2021	Barclays Bank PLC	USD	355,162	CNY	2,278,099	(2,793)
08/10/2021	Barclays Bank PLC	USD	212,079	TWD	5,827,761	(3,467)
08/23/2021	Barclays Bank PLC	EUR	96,000	USD	113,253	(671)
08/23/2021	Barclays Bank PLC	JPY	1,226,000	USD	11,116	(61)
10/14/2021	Barclays Bank PLC	USD	402,128	TWD	10,916,107	(10,423)
08/10/2021	BNP Paribas S.A.	BRL	3,008,826	USD	560,269	(16,941)
08/10/2021	BNP Paribas S.A.	USD	68,298	KRW	76,885,000	(1,624)
08/20/2021	BNP Paribas S.A.	USD	318,354	HKD	2,472,000	(243)
08/23/2021	BNP Paribas S.A.	GBP	13,000	USD	17,852	(219)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/23/2021	BNP Paribas S.A.	JPY	2,688,000	USD	24,337	$(168)
09/10/2021	BNP Paribas S.A.	EUR	1,122,138	NOK	11,426,000	(38,675)
09/10/2021	BNP Paribas S.A.	EUR	1,347,633	PLN	6,029,784	(34,452)
09/10/2021	BNP Paribas S.A.	GBP	80,000	USD	110,578	(632)
09/13/2021	BNP Paribas S.A.	USD	71,968	INR	5,312,000	(871)
08/10/2021	Citibank, N.A.	EUR	155,367	PLN	703,378	(1,749)
08/23/2021	Citibank, N.A.	CNY	39,023	USD	6,028	(0)
08/23/2021	Citibank, N.A.	USD	9,272	INR	691,000	(1)
08/23/2021	Citibank, N.A.	USD	3,472	THB	114,000	(4)
08/23/2021	Citibank, N.A.	USD	13,628	TWD	380,000	(22)
09/10/2021	Citibank, N.A.	EUR	606,667	USD	719,146	(1,046)
08/10/2021	Deutsche Bank AG	EUR	105,315	NOK	1,076,000	(3,152)
10/14/2021	Deutsche Bank AG	EUR	996,332	NOK	10,153,000	(34,309)
08/10/2021	Goldman Sachs International	INR	755,000	USD	10,123	(22)
08/10/2021	Goldman Sachs International	USD	1,598,885	CNY	10,292,286	(6,911)
08/10/2021	Goldman Sachs International	USD	783,525	TWD	21,327,013	(20,102)
08/20/2021	Goldman Sachs International	USD	66,449	HKD	515,000	(176)
09/10/2021	Goldman Sachs International	USD	116,573	KRW	130,041,000	(3,859)
09/10/2021	Goldman Sachs International	USD	401,882	TWD	10,916,107	(10,809)
10/14/2021	Goldman Sachs International	EUR	606,667	USD	718,816	(1,867)
10/14/2021	Goldman Sachs International	USD	115,014	KRW	130,041,000	(2,354)
08/10/2021	J.P. Morgan Chase Bank, N.A.	EUR	695,439	NOK	6,987,000	(34,202)
08/10/2021	J.P. Morgan Chase Bank, N.A.	HUF	681,407,057	EUR	1,894,218	(5,671)
08/13/2021	J.P. Morgan Chase Bank, N.A.	USD	154,516	EUR	130,000	(273)
08/20/2021	J.P. Morgan Chase Bank, N.A.	USD	454,786	HKD	3,529,000	(654)
09/10/2021	J.P. Morgan Chase Bank, N.A.	USD	118,728	EUR	100,000	(16)
09/10/2021	J.P. Morgan Chase Bank, N.A.	USD	116,057	TWD	3,180,667	(2,109)
10/08/2021	J.P. Morgan Chase Bank, N.A.	EUR	320,000	USD	379,526	(570)
10/08/2021	J.P. Morgan Chase Bank, N.A.	GBP	370,000	USD	512,554	(1,830)
10/14/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,280,483	PLN	5,776,628	(21,346)
10/14/2021	J.P. Morgan Chase Bank, N.A.	USD	109,555	TWD	3,034,667	(661)
08/10/2021	Morgan Stanley and Co. International PLC	CNY	9,835,812	USD	1,475,225	(46,147)
08/10/2021	Morgan Stanley and Co. International PLC	USD	511,808	TWD	13,982,760	(11,280)
08/20/2021	Morgan Stanley and Co. International PLC	USD	137,927	HKD	1,069,000	(363)
08/10/2021	Standard Chartered Bank PLC	CNY	2,858,092	USD	426,783	(15,297)
08/10/2021	Standard Chartered Bank PLC	USD	116,625	TWD	3,147,700	(3,949)
09/10/2021	Standard Chartered Bank PLC	USD	513,574	TWD	13,982,760	(12,637)
10/14/2021	Standard Chartered Bank PLC	USD	516,293	TWD	13,982,760	(14,546)
08/10/2021	State Street Bank & Trust Co.	CHF	23,000	EUR	21,236	(200)
08/10/2021	State Street Bank & Trust Co.	EUR	228,771	HUF	81,824,078	(874)
08/10/2021	State Street Bank & Trust Co.	EUR	166,624	SEK	1,699,000	(309)
08/10/2021	State Street Bank & Trust Co.	GBP	25,000	EUR	29,256	(40)
08/10/2021	State Street Bank & Trust Co.	INR	620,000	USD	8,287	(44)
08/10/2021	State Street Bank & Trust Co.	JPY	28,561,600	EUR	218,915	(638)
08/10/2021	State Street Bank & Trust Co.	MXN	1,654,509	USD	82,496	(541)
08/10/2021	State Street Bank & Trust Co.	PLN	693,370	EUR	151,442	(310)
08/10/2021	State Street Bank & Trust Co.	TWD	365,000	USD	13,026	(39)
08/10/2021	State Street Bank & Trust Co.	USD	147,857	AUD	198,000	(2,550)
08/10/2021	State Street Bank & Trust Co.	USD	119,449	KRW	136,953,000	(685)
08/20/2021	State Street Bank & Trust Co.	USD	398,576	HKD	3,095,000	(294)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/23/2021	State Street Bank & Trust Co.	AUD	12,000	USD	8,781	$(26)
08/23/2021	State Street Bank & Trust Co.	CAD	34,505	USD	27,415	(242)
08/23/2021	State Street Bank & Trust Co.	CHF	318,294	USD	346,542	(5,012)
08/23/2021	State Street Bank & Trust Co.	CNY	4,398,948	USD	677,739	(1,799)
08/23/2021	State Street Bank & Trust Co.	DKK	643,654	USD	102,221	(455)
08/23/2021	State Street Bank & Trust Co.	EUR	1,628,850	USD	1,923,847	(9,123)
08/23/2021	State Street Bank & Trust Co.	GBP	1,428,329	USD	1,972,713	(12,759)
08/23/2021	State Street Bank & Trust Co.	HKD	17,039	USD	2,190	(2)
08/23/2021	State Street Bank & Trust Co.	INR	11,699,000	USD	156,099	(864)
08/23/2021	State Street Bank & Trust Co.	JPY	22,839,000	USD	207,304	(911)
08/23/2021	State Street Bank & Trust Co.	MXN	68,728,604	USD	3,440,710	(2,774)
08/23/2021	State Street Bank & Trust Co.	SEK	1,019,893	USD	117,705	(791)
08/23/2021	State Street Bank & Trust Co.	TWD	4,405,192	USD	157,497	(233)
08/23/2021	State Street Bank & Trust Co.	USD	1,425	CAD	1,773	(4)
08/23/2021	State Street Bank & Trust Co.	USD	1,481	HKD	11,504	(0)
08/23/2021	State Street Bank & Trust Co.	USD	21,575	JPY	2,362,000	(41)
08/23/2021	State Street Bank & Trust Co.	USD	1,415	KRW	1,625,000	(5)
08/23/2021	State Street Bank & Trust Co.	USD	4,276	SGD	5,788	(4)
Subtotal—Depreciation						(456,821)
Total Forward Foreign Currency Contracts						$362,833

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
CPI	—Consumer Price Index
DKK	—Danish Krone
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
PLN	—Polish Zloty
RPI	—Retail Price Index
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Targeted Returns Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$100,226	$7,272,534	$—	$7,372,760
Common Stocks & Other Equity Interests	1,476,428	4,996,661	—	6,473,089
U.S. Dollar Denominated Bonds & Notes	—	4,265,413	—	4,265,413
U.S. Treasury Securities	—	157,836	—	157,836
Money Market Funds	11,330,649	—	—	11,330,649
Options Purchased	—	256,262	—	256,262
Total Investments in Securities	12,907,303	16,948,706	—	29,856,009
Other Investments - Assets*
Futures Contracts	454,886	—	—	454,886
Forward Foreign Currency Contracts	—	819,654	—	819,654
Swap Agreements	—	1,016,428	—	1,016,428
	454,886	1,836,082	—	2,290,968
Other Investments - Liabilities*
Futures Contracts	(476,729)	—	—	(476,729)
Forward Foreign Currency Contracts	—	(456,821)	—	(456,821)
Options Written	—	(120,649)	—	(120,649)
Swap Agreements	—	(710,142)	—	(710,142)
	(476,729)	(1,287,612)	—	(1,764,341)
Total Other Investments	(21,843)	548,470	—	526,627
Total Investments	$12,885,460	$17,497,176	$—	$30,382,636

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Targeted Returns Fund